UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for calendar year or quarter ended:						30-Sep-10

Check here if amended [X}; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
		                   [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:	   First Bank & Trust
Address:   P. O. Box 1347 - Trust Division
	   Sioux Falls, SD 57101-1347

13F File Number:  028-10880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that is is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karla Hasche
Title:  Trust Operations Officer
Phone:  (605) 978-1129

Signature		Place			and Date of Signing

Karla Hasche		First Bank & Trust		3-Nov-10

Report Type (Check only one.)

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:					0

Form 13F Information Table Entry Total:					48

Form 13F Information Table Value Total:					1967

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

TRANSOCEAN LTD              COM                 H8817H100        4       69 SH       DEFINED                     0        0       69
ABBOTT LABS                 COM                 002824100       33      625 SH       SOLE                      625        0        0
ACCELR8 TECHNOLOGY CORP     COM                 004304200       10    10000 SH       SOLE                    10000        0        0
APPLE INC                   COM                 037833100       44      155 SH       DEFINED                   100        0       55
APPLIED MATLS INC           COM                 038222105       14     1200 SH       SOLE                     1200        0        0
AVON PRODS INC              COM                 054303102       39     1200 SH       SOLE                     1200        0        0
BP PLC                      ADR                 055622104       22      544 SH       SOLE                      544        0        0
CHEVRON CORP NEW            COM                 16676410N       53      648 SH       SOLE                      648        0        0
CHEVRON CORP NEW            COM                 16676410N       24      300 SH       DEFINED                     0        0      300
CITIGROUP INC               COM                 172967101        9     2192 SH       SOLE                     2192        0        0
CORNING INC                 COM                 219350105        9      500 SH       DEFINED                   500        0        0
DWS MUNICIPAL INCOME TRUST  COM                 23338M106       93     7004          DEFINED                  7004        0        0
DISNEY WALT CO              COM                 254687106       17      500 SH       DEFINED                   500        0        0
DREYFUS MUN INCOME INC      COM                 26201R102      109    11000          DEFINED                 11000        0        0
DU PONT E I DE NEMOURS & CO COM                 263534109       11      250 SH       DEFINED                   250        0        0
ECOLAB INC                  COM                 278865100       20      400 SH       SOLE                      400        0        0
EXXON MOBIL CORP            COM                 30231G102       58      938 SH       DEFINED                   938        0        0
FRONTIER COMMUNICATION      COM                 35906A108        1      162 SH       DEFINED                     0        0      162
GENERAL ELECTRIC CO         COM                 369604103       37     2288 SH       SOLE                     2288        0        0
GENERAL ELECTRIC CO         COM                 369604103       13      800 SH       DEFINED                   700        0      100
GENERAL MLS INC             COM                 370334104       58     1600 SH       DEFINED                  1600        0        0
HCP INC                     COM                 40414L109       18      500 SH       SOLE                        0      500        0
HOME DEPOT INC              COM                 437076102       16      500 SH       DEFINED                   500        0        0
INTERNATIONAL BUSINESS      COM                 459200101       34      250 SH       SOLE                      250        0        0
ISHARES S&P MIDCAP 400      COM                 464287507       55      690 SH       SOLE                      690        0        0
ISHARES RUSSELL 2000        COM                 464287655       98     1450 SH       SOLE                     1450        0        0
ISHARES RUSSELL 2000        COM                 464287655       67      990 SH       DEFINED                     0        0      990
ISHARES S&P SMLCAP 600      COM                 464287804       25      415 SH       SOLE                      415        0        0
JOHNSON & JOHNSON           COM                 478160104       52      832 SH       SOLE                      832        0        0
KIMBERLY CLARK CORP         COM                 494368103       26      400 SH       SOLE                      400        0        0
KRAFT FOODS INC CL A        COM                 50075N104       11      350 SH       DEFINED                     0        0      350
LILLY ELI & CO              COM                 532457108       15      400 SH       SOLE                      400        0        0
MEDCO HEALTH SOLUTIONS INC  COM                 58405U102       12      234 SH       SOLE                      234        0        0
MEDTRONIC INC               COM                 585055106       34     1015 SH       SOLE                     1015        0        0
MERCK & CO INC NEW          COM                 58933Y105       44     1205 SH       SOLE                     1205        0        0
MFS HIGH YIELD MUN TR       COM                 59318E102       20     4200          DEFINED                  4200        0        0
MICROSOFT CORP              COM                 594918104      343    14000 SH       SOLE                    14000        0        0
NATIONAL OILWELL VARCO INC  COM                 637071101        9      200 SH       DEFINED                   200        0        0
NEXTERA ENERGY INC          COM                 65339F101       16      300 SH       SOLE                      300        0        0
PEPSICO INC                 COM                 713448108       27      400 SH       SOLE                      400        0        0
RAVEN INDS INC              COM                 754212108       37      972 SH       DEFINED                   972        0        0
SPDR S&P MIDCAP 400 ETF     COM                 78467Y107      153     1050 SH       SOLE                     1050        0        0
SPDR S&P MIDCAP 400 ETF     COM                 78467Y107       54      370 SH       DEFINED                     0        0      370
ST JUDE MED INC             COM                 790849103       48     1210 SH       SOLE                     1210        0        0
UNISOURCE ENERGY CORP       COM                 909205106        7      200 SH       DEFINED                   200        0        0
VERIZON COMMUNICATIONS INC  COM                 92343V104       22      675 SH       DEFINED                     0        0      675
WELLS FARGO & CO NEW        COM                 949746101        5      200 SH       SOLE                      200        0        0
XCEL ENERGY INC             COM                 98389B100       41     1790 SH       DEFINED                  1790        0        0

 GRAND TOTALS                                                 1967    77173                                  73602      500     3071